Subsequent Events - Schedule of Financings After Period End (Details) - The Theory - Subsequent Event $ in Millions	Jan. 15, 2019 USD ($)
Subsequent Event [Line Items]
Ownership Percentage	97.00%
The Theory-Raleigh, NC | The Theory | Mortgages
Subsequent Event [Line Items]
Ownership Percentage	97.00%
Interest Rate	3.94%
Financing Amount	$ 31.3